Consolidated Statements Of Changes In Equity - HKD ($)		Total	Share capital	Capital reserve	Retained profits	Total	Non-controlling interests
Beginning balance at Dec. 31, 2016		$ 336,004,623	$ 156,998	$ 33,333,003	$ 302,514,622	$ 336,004,623	$ 0
Capital injection to a subsidiary		1	0	1	0	1	0
Deemed contributions		1,659,900,000	0	1,279,469,671	0	1,279,469,671	380,430,329
Profit for the year and total comprehensive income for the year		673,371,846	0	0	568,266,428	568,266,428	105,105,418
Ending balance at Dec. 31, 2017		2,669,276,470	156,998	1,312,802,675	870,781,050	2,183,740,723	485,535,747
Capital injection to a subsidiary		1	0	1	0	1	0
Profit for the year and total comprehensive income for the year		525,125,629	0	0	468,061,079	468,061,079	57,064,550
Ending balance at Dec. 31, 2018		3,194,402,100	156,998	1,312,802,676	1,338,842,129	2,651,801,803	542,600,297
Deemed disposal of non-controlling interest	[1]	0	0	435,231,866	0	435,231,866	(435,231,866)
Exercise of warrants		94,197,600	1,308	94,196,292	0	94,197,600	0
Pre-IPO financing		419,382,149	6,451	419,375,698	0	419,382,149	0
Initial public offering		1,507,215,141	18,681	1,507,196,460	0	1,507,215,141	0
Capital injection to a subsidiary		9	0	9	0	9	0
Issuance of shares		782,393,491	9,264	782,384,227	0	782,393,491	0
Profit for the year and total comprehensive income for the year		830,904,454		0	938,272,885	938,272,885	(107,368,431)
Ending balance at Dec. 31, 2019		$ 6,828,494,944	$ 192,702	$ 4,551,187,228	$ 2,277,115,014	$ 6,828,494,944	$ 0

[1]	AMTD ISG and AMTD SI were indirectly held by AMTD Group for 79.13% before the Reorganization (see note 1.2). In March 2019, due to the Reorganization, the non-controlling shareholders surrendered their indirect interests in AMTD ISG and AMTD SI amounting to HK$435,231,866 which represented 20.87% of the total net assets of AMTD ISG and AMTD SI. Thereafter AMTD ISG and AMTD SI became wholly-owned subsidiaries of the Company. The non-controlling interests were reclassified into capital reserves as a deemed disposal of non-controlling interests.